Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Trust
Entity Central Index Key	0001091439
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000146453
Shareholder Report [Line Items]
Fund Name	AZL DFA International Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$55	1.01%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA International Core Equity Fund	20.46%	12.05%	6.20%
MSCI World Ex-USA Index (net of withholding taxes)	18.70%	11.51%	6.65%
MSCI World Ex-USA Index (gross of withholding taxes)	19.34%	12.10%	7.21%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	6.51%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	7.03%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 321,382,461
Holdings Count | Holding	3,634
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$321,382,461
Number of Portfolio Holdings	3,634
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.9%
Industrials	19.0%
Consumer Discretionary	11.4%
Materials	10.0%
Health Care	7.8%
Energy	6.6%
Consumer Staples	6.6%
Information Technology	6.4%
Communication Services	4.7%
Utilities	3.5%
Real Estate	2.1%
Money Market Funds	1.0%
Warrants	0.0%

C000146455
Shareholder Report [Line Items]
Fund Name	AZL DFA U.S. Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA U.S. Core Equity Fund	12.64%	15.51%	11.82%
Russell 3000 Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 795,784,711
Holdings Count | Holding	2,092
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$795,784,711
Number of Portfolio Holdings	2,092
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8%
Financials	16.6%
Industrials	12.3%
Consumer Discretionary	10.5%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	5.8%
Energy	4.4%
Materials	3.1%
Utilities	2.5%
Money Market Funds	0.3%
Real Estate	0.3%
Rights	0.0%

C000075764
Shareholder Report [Line Items]
Fund Name	AZL Enhanced Bond Index Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	5.64%	-1.00%	1.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,598,028,361
Holdings Count | Holding	1,575
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,598,028,361
Number of Portfolio Holdings	1,575
Portfolio Turnover Rate	59%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.1%
U.S. Treasury Obligations	25.2%
Corporate Bonds	24.8%
Asset Backed Securities	5.8%
Collateralized Mortgage Obligations	5.0%
Collateralized Mortgage Backed Securities	4.6%
Yankee Debt Obligations	2.3%
Money Market Funds	1.4%
Municipal Bond	0.5%
Commercial Paper	0.2%
Foreign Bonds	0.1%

C000183413
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	9.97%	4.90%
S&P 500 Index	15.16%	12.05%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.82%
Income and Growth Composite Index	9.84%	4.27%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,380,943,593
Holdings Count | Holding	1,683
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,380,943,593
Number of Portfolio Holdings	1,683
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	42.3%
U.S. Treasury Obligations	17.4%
Corporate Bonds	13.7%
U.S. Government Agency Mortgages	11.5%
Money Market Funds	3.7%
Collateralized Mortgage Obligations	3.6%
Yankee Debt Obligations	3.5%
Collateralized Mortgage Backed Securities	2.7%
Asset Backed Securities	1.0%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

C000075765
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	9.78%	7.09%	6.27%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Income and Growth Composite Index	9.84%	6.15%	6.70%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,380,943,593
Holdings Count | Holding	1,683
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,380,943,593
Number of Portfolio Holdings	1,683
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	42.3%
U.S. Treasury Obligations	17.4%
Corporate Bonds	13.7%
U.S. Government Agency Mortgages	11.5%
Money Market Funds	3.7%
Collateralized Mortgage Obligations	3.6%
Yankee Debt Obligations	3.5%
Collateralized Mortgage Backed Securities	2.7%
Asset Backed Securities	1.0%
Bank Loans	0.5%
Convertible Bonds	0.1%
Preferred Stock	0.0%
Warrant	0.0%

C000173961
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	7.04%	0.84%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.39%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 133,572,352
Holdings Count | Holding	1,140
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$133,572,352
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	29.1%
Corporate Bonds	23.6%
U.S. Government Agency Mortgages	19.5%
Collateralized Mortgage Obligations	7.2%
Yankee Debt Obligations	6.3%
Collateralized Mortgage Backed Securities	4.8%
Money Market Funds	4.6%
Asset Backed Securities	2.9%
Bank Loans	0.9%
Common Stocks	0.9%
Convertible Bonds	0.2%
Preferred Stock	0.0%
Warrant	0.0%

C000116967
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	6.85%	0.58%	2.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 133,572,352
Holdings Count | Holding	1,140
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$133,572,352
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	29.1%
Corporate Bonds	23.6%
U.S. Government Agency Mortgages	19.5%
Collateralized Mortgage Obligations	7.2%
Yankee Debt Obligations	6.3%
Collateralized Mortgage Backed Securities	4.8%
Money Market Funds	4.6%
Asset Backed Securities	2.9%
Bank Loans	0.9%
Common Stocks	0.9%
Convertible Bonds	0.2%
Preferred Stock	0.0%
Warrant	0.0%

C000027523
Shareholder Report [Line Items]
Fund Name	AZL Government Money Market Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Government Money Market Fund	4.02%	2.25%	1.39%
Three-Month U.S. Treasury Bill Index	4.46%	2.83%	1.97%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 510,801,985
Holdings Count | Holding	103
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$510,801,985
Number of Portfolio Holdings	103

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	41.8%
Repurchase Agreement	39.5%
U.S. Government Agency Mortgages	18.7%

C000173957
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	17.71%	10.94%	8.10%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	8.33%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	8.88%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,234,588,510
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,234,588,510
Number of Portfolio Holdings	735
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	23.6%
Industrials	18.9%
Health Care	11.1%
Consumer Discretionary	9.7%
Information Technology	8.4%
Consumer Staples	8.2%
Materials	5.4%
Communication Services	5.4%
Utilities	3.5%
Energy	3.2%
Real Estate	1.9%
Money Market Funds	0.7%

C000075766
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	17.47%	10.68%	5.99%
MSCI EAFE Index (net of withholding taxes)	17.73%	11.16%	6.51%
MSCI EAFE Index (gross of withholding taxes)	18.33%	11.72%	7.03%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,234,588,510
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,234,588,510
Number of Portfolio Holdings	735
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	23.6%
Industrials	18.9%
Health Care	11.1%
Consumer Discretionary	9.7%
Information Technology	8.4%
Consumer Staples	8.2%
Materials	5.4%
Communication Services	5.4%
Utilities	3.5%
Energy	3.2%
Real Estate	1.9%
Money Market Funds	0.7%

C000173958
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	7.18%	13.40%	10.06%
Russell 3000 Index	15.30%	15.96%	14.40%
S&P MidCap 400 Index	7.53%	13.44%	10.28%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 480,659,039
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$480,659,039
Number of Portfolio Holdings	404
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.3%
Financials	18.2%
Consumer Discretionary	13.2%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.8%
Consumer Staples	5.4%
Energy	3.7%
Utilities	2.8%
Communication Services	1.2%
Money Market Funds	0.6%

C000075767
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	6.94%	13.11%	8.76%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400 Index	7.53%	13.44%	9.25%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 480,659,039
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$480,659,039
Number of Portfolio Holdings	404
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.3%
Financials	18.2%
Consumer Discretionary	13.2%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.8%
Consumer Staples	5.4%
Energy	3.7%
Utilities	2.8%
Communication Services	1.2%
Money Market Funds	0.6%

C000027542
Shareholder Report [Line Items]
Fund Name	AZL Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	11.21%	8.04%	6.87%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,285,490,826
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,285,490,826
Number of Portfolio Holdings	5
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	44.5%
Fixed Income Fund	38.4%
International Equity Fund	17.1%

C000183414
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	16.32%	9.63%
MSCI World Index (net of withholding taxes)	16.26%	9.64%
MSCI World Index (gross of withholding taxes)	16.76%	10.16%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 368,489,305
Holdings Count | Holding	1,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$368,489,305
Number of Portfolio Holdings	1,322
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.0%
Financials	16.9%
Industrials	11.3%
Consumer Discretionary	10.1%
Health Care	9.4%
Communication Services	8.4%
Consumer Staples	6.0%
Energy	3.5%
Materials	3.2%
Utilities	2.6%
Real Estate	2.0%
Money Market Funds	0.6%
Warrant	0.0%

C000075769
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	16.00%	14.22%	8.21%
MSCI World Index (net of withholding taxes)	16.26%	14.55%	10.66%
MSCI World Index (gross of withholding taxes)	16.76%	15.09%	11.23%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 368,489,305
Holdings Count | Holding	1,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$368,489,305
Number of Portfolio Holdings	1,322
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.0%
Financials	16.9%
Industrials	11.3%
Consumer Discretionary	10.1%
Health Care	9.4%
Communication Services	8.4%
Consumer Staples	6.0%
Energy	3.5%
Materials	3.2%
Utilities	2.6%
Real Estate	2.0%
Money Market Funds	0.6%
Warrant	0.0%

C000173959
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	16.77%	18.06%	18.64%
Russell 1000 Index	15.66%	16.30%	14.79%
Russell 1000 Growth Index	17.22%	18.15%	18.99%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 605,278,211
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$605,278,211
Number of Portfolio Holdings	365
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	51.0%
Consumer Discretionary	13.4%
Communication Services	11.5%
Health Care	7.0%
Financials	6.5%
Industrials	5.9%
Consumer Staples	2.7%
Money Market Funds	0.6%
Real Estate	0.5%
Utilities	0.3%
Materials	0.3%
Energy	0.3%

C000087885
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	16.42%	17.76%	16.36%
Russell 1000 Index	15.66%	16.30%	13.35%
Russell 1000 Growth Index	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 605,278,211
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$605,278,211
Number of Portfolio Holdings	365
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	51.0%
Consumer Discretionary	13.4%
Communication Services	11.5%
Health Care	7.0%
Financials	6.5%
Industrials	5.9%
Consumer Staples	2.7%
Money Market Funds	0.6%
Real Estate	0.5%
Utilities	0.3%
Materials	0.3%
Energy	0.3%

C000173960
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	13.28%	13.61%	9.65%
Russell 1000 Index	15.66%	16.30%	14.79%
Russell 1000 Value Index	13.70%	13.93%	10.02%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 624,024,140
Holdings Count | Holding	864
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$624,024,140
Number of Portfolio Holdings	864
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.6%
Industrials	12.9%
Health Care	11.6%
Information Technology	10.5%
Consumer Staples	8.1%
Consumer Discretionary	7.6%
Communication Services	7.6%
Energy	5.8%
Utilities	4.4%
Real Estate	4.2%
Materials	4.2%
Money Market Funds	0.5%

C000087886
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	12.90%	13.34%	8.53%
Russell 1000 Index	15.66%	16.30%	13.35%
Russell 1000 Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 624,024,140
Holdings Count | Holding	864
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$624,024,140
Number of Portfolio Holdings	864
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.6%
Industrials	12.9%
Health Care	11.6%
Information Technology	10.5%
Consumer Staples	8.1%
Consumer Discretionary	7.6%
Communication Services	7.6%
Energy	5.8%
Utilities	4.4%
Real Estate	4.2%
Materials	4.2%
Money Market Funds	0.5%

C000048319
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	14.91%	16.37%	13.37%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,694,945,921
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,694,945,921
Number of Portfolio Holdings	507
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	33.1%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%
Money Market Funds	0.2%

C000048320
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	14.60%	16.07%	13.08%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,694,945,921
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,694,945,921
Number of Portfolio Holdings	507
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	33.1%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%
Money Market Funds	0.2%

C000173956
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$17	0.36%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	4.30%	11.30%	8.37%
Russell 3000 Index	15.30%	15.96%	14.40%
S&P SmallCap 600 Index	4.60%	11.68%	8.73%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 430,748,584
Holdings Count | Holding	607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$430,748,584
Number of Portfolio Holdings	607
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	19.2%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.5%
Health Care	10.3%
Real Estate	7.2%
Materials	4.8%
Energy	3.9%
Communication Services	3.2%
Consumer Staples	2.9%
Money Market Funds	2.1%
Utilities	1.9%

C000048313
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	4.07%	11.00%	7.41%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P SmallCap 600 Index	4.60%	11.68%	8.02%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 430,748,584
Holdings Count | Holding	607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$430,748,584
Number of Portfolio Holdings	607
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	19.2%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.5%
Health Care	10.3%
Real Estate	7.2%
Materials	4.8%
Energy	3.9%
Communication Services	3.2%
Consumer Staples	2.9%
Money Market Funds	2.1%
Utilities	1.9%

C000027546
Shareholder Report [Line Items]
Fund Name	AZL T. Rowe Price Capital Appreciation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	11.34%	11.52%	10.45%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 996,491,113
Holdings Count | Holding	243
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$996,491,113
Number of Portfolio Holdings	243
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	60.3%
U.S. Treasury Obligations	14.2%
Bank Loans	9.3%
Money Market Funds	8.7%
Corporate Bonds	7.6%
Asset Backed Securities	0.1%
Preferred Stock	0.0%
Written Options	(0.2)%